UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.8%


              AEROSPACE/DEFENSE - 1.0%
    194,429   AAR Corp.* ...................................... $   3,340,290
                                                                --------------

              AUTO COMPONENTS - 1.0%
    213,885   The Goodyear Tire & Rubber Company* .............     3,334,467
                                                                --------------

              BIOTECHNOLOGY - 4.9%
     40,930   Amgen, Inc.* ....................................     3,260,893
     61,139   Celgene Corp.* ..................................     3,321,070
     38,993   Genentech, Inc.* ................................     3,283,601
     43,505   Invitrogen Corp.* ...............................     3,272,881
     58,108   Techne Corp.* ...................................     3,310,994
                                                                --------------
                                                                   16,449,439
                                                                --------------

              BUILDING PRODUCTS - 1.0%
     57,100   Universal Forest Products, Inc. .................     3,272,972
                                                                --------------

              CAPITAL MARKETS - 1.0%
     30,504   Legg Mason, Inc. ................................     3,345,984
                                                                --------------

              COMMERCIAL SERVICES & SUPPLIES - 3.0%
    110,483   Monster Worldwide Inc.* .........................     3,392,933
     57,364   Stericycle, Inc.* ...............................     3,278,353
     64,389   The Advisory Board Company* .....................     3,350,804
                                                                --------------
                                                                   10,022,090
                                                                --------------

              COMMUNICATIONS EQUIPMENT - 5.0%
    105,324   ADTRAN, Inc. ....................................     3,317,706
    177,541   Corning Inc.* ...................................     3,431,868
    138,396   Juniper Networks, Inc.* .........................     3,292,441
    148,179   Motorola, Inc. ..................................     3,273,274
    257,504   Powerwave Technologies, Inc.* ...................     3,344,977
                                                                --------------
                                                                   16,660,266
                                                                --------------

              COMPUTERS & PERIPHERALS - 4.0%
     62,794   Apple Computer, Inc.* ...........................     3,366,386
    114,990   Hewlett-Packard Company .........................     3,357,708
     74,005   Intergraph Corp.* ...............................     3,308,764
    261,834   Western Digital Corp.* ..........................     3,385,514
                                                                --------------
                                                                   13,418,372
                                                                --------------

              CONSTRUCTION MATERIALS - 3.0%
     28,192   Eagle Materials Inc. ............................     3,421,663
     52,628   Florida Rock Industries, Inc. ...................     3,372,929
     89,597   Headwaters, Inc.* ...............................     3,350,928
                                                                --------------
                                                                   10,145,520
                                                                --------------

              DISTRIBUTORS - 1.0%
     34,939   Building Materials Holding Corp. ................     3,255,965
                                                                --------------

              DIVERSIFIED FINANCIAL SERVICES - 1.0%
      9,903   Chicago Mercantile Exchange Holdings Inc. .......     3,340,282
                                                                --------------

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED


              ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.9%
    174,045   Brightpoint, Inc.* .............................. $   3,331,221
     72,432   Itron, Inc.* ....................................     3,307,245
    109,521   Jabil Circuit, Inc.* ............................     3,386,389
    122,600   Park Electrochemical Corp. ......................     3,267,290
    192,258   Plexus Corp.* ...................................     3,285,689
                                                                --------------
                                                                   16,577,834
                                                                --------------

              ENERGY EQUIPMENT & SERVICES - 4.9%
     53,098   Cal Dive International, Inc.* ...................     3,366,944
     44,530   Cooper Cameron Corp.* ...........................     3,292,103
     47,163   Halliburton Company .............................     3,231,609
     56,443   Lone Star Technologies, Inc.* ...................     3,137,666
     38,826   Schlumberger Ltd. ...............................     3,276,138
                                                                --------------
                                                                   16,304,460
                                                                --------------

              FOOD & STAPLES RETAILING - 1.0%
     25,056   Whole Foods Market, Inc. ........................     3,368,779
                                                                --------------

              GAS UTILITIES - 1.0%
     37,100   Questar Corp. ...................................     3,269,252
                                                                --------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
     68,704   Advanced Neuromodulation Systems, Inc.* .........     3,260,692
     25,682   Alcon, Inc. .....................................     3,284,214
     60,990   Mentor Corp. ....................................     3,355,060
     79,763   Respironics, Inc.* ..............................     3,364,403
                                                                --------------
                                                                   13,264,369
                                                                --------------

              HEALTH CARE PROVIDERS & SERVICES - 5.9%
    189,693   Allscripts Healthcare Solutions, Inc.* ..........     3,418,268
     37,551   Cerner Corp.* ...................................     3,264,308
     53,550   Express Scripts, Inc.* ..........................     3,330,810
     89,967   LCA-Vision, Inc. ................................     3,339,575
     57,173   Pharmaceutical Product Development, Inc. ........     3,288,019
    288,896   WebMD Corp.* ....................................     3,200,968
                                                                --------------
                                                                   19,841,948
                                                                --------------

              HOTELS, RESTAURANTS & LEISURE - 1.0%
     76,606   MGM MIRAGE* .....................................     3,353,045
                                                                --------------

              HOUSEHOLD DURABLES - 6.1%
     57,830   Beazer Homes USA, Inc. ..........................     3,392,886
    224,300   Champion Enterprises, Inc.* .....................     3,315,154
     45,996   KB Home .........................................     3,366,907
     78,050   Pulte Homes, Inc. ...............................     3,349,906
     81,412   Standard Pacific Corp. ..........................     3,379,412
     77,221   Toll Brothers, Inc.* ............................     3,449,462
                                                                --------------
                                                                   20,253,727
                                                                --------------


Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED


              INSURANCE - 2.0%
     80,510   Allmerica Financial Corp.* ...................... $   3,312,181
     74,039   The St. Paul Travelers Companies, Inc. ..........     3,322,130
                                                                --------------
                                                                    6,634,311
                                                                --------------

              IT SERVICES - 4.0%
    131,867   Accenture Ltd., Class A* ........................     3,357,334
     73,872   Fiserv, Inc.* ...................................     3,388,509
    123,969   ManTech International Corp., Class A* ...........     3,274,021
     87,935   Paychex, Inc. ...................................     3,260,630
                                                                --------------
                                                                   13,280,494
                                                                --------------

              LEISURE EQUIPMENT & PRODUCTS - 1.0%
    191,694   Oakley, Inc. ....................................     3,323,974
                                                                --------------

              MACHINERY - 4.2%
    115,741   Astec Industries, Inc.* .........................     3,285,887
    164,024   Columbus McKinnon Corp.* ........................     3,880,808
     68,131   Joy Global, Inc. ................................     3,437,890
     82,730   Trinity Industries, Inc. ........................     3,349,738
                                                                --------------
                                                                   13,954,323
                                                                --------------

              MEDIA - 1.0%
    157,377   Shaw Communications, Inc. .......................     3,300,196
                                                                --------------

              METALS & MINING - 1.0%
    106,629   Allegheny Technologies, Inc. ....................     3,303,366
                                                                --------------

              MULTILINE RETAIL - 1.0%
     98,355   Nordstrom, Inc. .................................     3,375,544
                                                                --------------

              OIL, GAS & CONSUMABLE FUELS - 13.8%
     40,424   Burlington Resources Inc. .......................     3,287,280
     66,362   Cabot Oil & Gas Corp. ...........................     3,351,945
     86,174   Chesapeake Energy Corp. .........................     3,296,155
     43,956   CONSOL Energy Inc. ..............................     3,352,524
     46,700   Devon Energy Corp. ..............................     3,205,488
     57,113   EnCana Corp. ....................................     3,330,259
     43,025   EOG Resources, Inc. .............................     3,222,573
     65,145   Newfield Exploration Company* ...................     3,198,619
     69,848   Noble Energy, Inc. ..............................     3,275,871
     39,698   Peabody Energy Corp. ............................     3,348,526
     44,307   Southwestern Energy Company* ....................     3,252,134
     66,905   Talisman Energy Inc. ............................     3,267,640
     64,073   Western Gas Resources, Inc. .....................     3,282,460
     72,272   XTO Energy, Inc. ................................     3,275,367
                                                                --------------
                                                                   45,946,841
                                                                --------------

              PHARMACEUTICALS - 2.0%
     36,483   Allergan, Inc. ..................................     3,342,572
    142,373   Biovail Corp.* ..................................     3,327,257
                                                                --------------
                                                                    6,669,829
                                                                --------------

             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED


              ROAD & RAIL - 1.0%
     72,224   CSX Corp. ....................................... $   3,356,971
                                                                --------------

              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 6.1%
    109,595   ATMI, Inc.* .....................................     3,397,445
    352,024   LSI Logic Corp.* ................................     3,467,436
     73,872   Marvell Technology Group Ltd.* ..................     3,406,238
     97,592   NVIDIA Corp.* ...................................     3,345,454
     99,160   Texas Instruments Inc. ..........................     3,361,524
    205,035   Veeco Instruments Inc.* .........................     3,288,761
                                                                --------------
                                                                   20,266,858
                                                                --------------

              SOFTWARE - 3.0%
    120,809   Amdocs Ltd.* ....................................     3,350,034
     73,722   Autodesk, Inc. ..................................     3,423,650
    139,043   Internet Security Systems, Inc.* ................     3,338,422
                                                                --------------
                                                                   10,112,106
                                                                --------------

              SPECIALTY RETAIL - 4.0%
     87,092   Advance Auto Parts, Inc.* .......................     3,368,699
     82,500   Bed Bath & Beyond Inc.* .........................     3,314,850
     90,968   Chico's FAS, Inc.* ..............................     3,347,622
    159,527   Guess ?,  Inc.* .................................     3,418,664
                                                                --------------
                                                                   13,449,835
                                                                --------------

              TRADING COMPANY & DISTRIBUTORS - 1.0%
     82,834   GATX Corp. ......................................     3,276,085
                                                                --------------

              TOTAL COMMON STOCKS .............................   333,069,794
                                                                --------------
              (Cost $289,972,153)


              TOTAL INVESTMENTS - 99.8% .......................   333,069,794
              (Cost $289,972,153)**

              NET OTHER ASSETS & LIABILITIES - 0.2% ...........       516,013
                                                                --------------
              NET ASSETS - 100.0% ............................. $ 333,585,807
                                                                ==============


--------------------------------------------------------------------------------
         *    Non-income producing security
        ** Aggregate cost for federal income tax and financial reporting purposes


Page 4              See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                               SEPTEMBER 30, 2005



                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Value Line(R) 100 Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,331,471, and the aggregate unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,233,830.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        FIRST TRUST VALUE LINE(R) 100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.